TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-8
Statements of Changes in Net Assets	C-15
Statement of Cash Flows	C-28
Financial Highlights	C-29
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-4
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8
Where to Go for More Information	F-12

     The 2011 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

     The 2011 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	2,021	$20,307	$20,382
Diversified Bond	Diversified Bond Class I	463	4,078	3,641
Floating Rate Loan	Floating Rate Loan Class I	565	3,610	3,221
High Yield Bond	High Yield Bond Class I	4,566	24,496	26,805
Inflation Managed	Inflation Managed Class I	2,920	29,880	34,607
Inflation Protected	Inflation Protected Class I	48	501	494
Managed Bond	Managed Bond Class I	7,415	77,299	81,489
Short Duration Bond	Short Duration Bond Class I	533	4,736	4,902
American Funds® Growth	American Funds Growth Class I	987	5,805	7,901
American Funds Growth-Income	American Funds Growth-Income Class I	903	6,912	8,157
Comstock	Comstock Class I	625	3,729	4,666
Dividend Growth	Dividend Growth Class I	872	6,991	8,027
Equity Index	Equity Index Class I	1,973	34,902	53,485
Focused 30	Focused 30 Class I	343	2,027	3,873
Growth LT	Growth LT Class I	3,302	47,803	58,716
Large-Cap Growth	Large-Cap Growth Class I	626	2,487	3,312
Large-Cap Value	Large-Cap Value Class I	1,261	10,688	13,636
Long/Short Large-Cap	Long/Short Large-Cap Class I	169	1,083	1,190
Main Street® Core	Main Street Core Class I	3,738	61,357	66,199
Mid-Cap Equity	Mid-Cap Equity Class I	1,257	11,964	14,918
Mid-Cap Growth	Mid-Cap Growth Class I	1,045	4,494	9,098
Mid-Cap Value	Mid-Cap Value Class I	74	720	703
Small-Cap Equity	Small-Cap Equity Class I	126	1,212	1,365
Small-Cap Growth	Small-Cap Growth Class I	854	5,889	8,625
Small-Cap Index	Small-Cap Index Class I	1,085	8,661	11,924
Small-Cap Value	Small-Cap Value Class I	510	4,693	6,016
Health Sciences	Health Sciences Class I	460	3,760	5,547
Real Estate	Real Estate Class I	566	4,994	8,439
Technology	Technology Class I	483	1,514	2,077
Emerging Markets	Emerging Markets Class I	1,254	7,343	17,190
International Large-Cap	International Large-Cap Class I	2,144	10,792	11,940
International Small-Cap	International Small-Cap Class I	171	885	931
International Value	International Value Class I	3,830	37,780	32,626
American Funds Asset Allocation	American Funds Asset Allocation Class I	92	1,067	1,273
Pacific Dynamix — Conservative Growth	Pacific Dynamix — Conservative Growth Class I	85	969	958
Pacific Dynamix — Moderate Growth	Pacific Dynamix — Moderate Growth Class I	213	2,611	2,626
Pacific Dynamix — Growth	Pacific Dynamix — Growth Class I	195	2,442	2,438
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	5,680	55,966	56,003
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	6,740	65,645	64,717
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	18,645	178,831	174,058
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	12,959	122,780	117,822
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	5,316	49,707	46,895

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	547	6,163	6,284

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	167	1,504	1,807

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,387	16,760	18,418

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	196	1,076	1,484

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	78	1,215	1,225

	MFS® Variable Insurance Trust
MFS Total Return Series — Service Class	MFS Total Return Series — Service Class	2	35	34

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset — Advisor Class	212	2,616	2,582

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered OppenheimerFunds, Inc., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

ASSETS
Investments in affiliated mutual funds, at value	$20,382	$3,641	$3,221	$26,805	$34,607	$494	$81,489
Receivables:
Fund shares redeemed	83	34	—	3	67	2	142

Total Assets	20,465	3,675	3,221	26,808	34,674	496	81,631

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	81	32	—	—	58	2	134
Other	—	—	1	—	—	—	—

Total Liabilities	81	32	1	—	58	2	134

NET ASSETS	$20,384	$3,643	$3,220	$26,808	$34,616	$494	$81,497

Units Outstanding	1,305	304	360	735	930	46	2,155

Accumulation Unit Value	$15.63	$11.97	$8.95	$36.46	$37.22	$10.72	$37.81

Cost of Investments	$20,307	$4,078	$3,610	$24,496	$29,880	$501	$77,299

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$4,902	$7,901	$8,157	$4,666	$8,027	$53,485	$3,873
Receivables:
Due from Pacific Life Insurance Company	2	5	—	37	—	—	—
Fund shares redeemed	3	—	5	—	12	98	8

Total Assets	4,907	7,906	8,162	4,703	8,039	53,583	3,881

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	2	—	9	94	7
Fund shares purchased	—	1	—	35	—	—	—

Total Liabilities	—	1	2	35	9	94	7

NET ASSETS	$4,907	$7,905	$8,160	$4,668	$8,030	$53,489	$3,874

Units Outstanding	450	668	765	470	707	1,423	363

Accumulation Unit Value	$10.91	$11.83	$10.67	$9.93	$11.35	$37.58	$10.67

Cost of Investments	$4,736	$5,805	$6,912	$3,729	$6,991	$34,902	$2,027

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$58,716	$3,312	$13,636	$1,190	$66,199	$14,918	$9,098
Receivables:
Due from Pacific Life Insurance Company	—	2	—	—	—	—	—
Fund shares redeemed	6	1	21	—	68	98	21

Total Assets	58,722	3,315	13,657	1,190	66,267	15,016	9,119

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	17	—	65	90	19

Total Liabilities	1	—	17	—	65	90	19

NET ASSETS	$58,721	$3,315	$13,640	$1,190	$66,202	$14,926	$9,100

Units Outstanding	1,726	496	984	135	2,052	700	959

Accumulation Unit Value	$34.02	$6.69	$13.86	$8.79	$32.26	$21.32	$9.49

Cost of Investments	$47,803	$2,487	$10,688	$1,083	$61,357	$11,964	$4,494

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$703	$1,365	$8,625	$11,924	$6,016	$5,547	$8,439
Receivables:
Due from Pacific Life Insurance Company	—	33	—	—	46	—	—
Fund shares redeemed	—	—	14	96	—	1	59

Total Assets	703	1,398	8,639	12,020	6,062	5,548	8,498

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	13	94	—	1	57
Fund shares purchased	—	33	—	—	44	—	—
Other	—	1	—	—	—	—	—

Total Liabilities	—	34	13	94	44	1	57

NET ASSETS	$703	$1,364	$8,626	$11,926	$6,018	$5,547	$8,441

Units Outstanding	48	91	710	728	258	357	246

Accumulation Unit Value	$14.63	$14.91	$12.15	$16.39	$23.28	$15.54	$34.27

Cost of Investments	$720	$1,212	$5,889	$8,661	$4,693	$3,760	$4,994

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

ASSETS
Investments in affiliated mutual funds, at value	$2,077	$17,190	$11,940	$931	$32,626	$1,273	$958
Receivables:
Due from Pacific Life Insurance Company	—	29	—	2	31	—	—
Fund shares redeemed	—	—	30	—	—	—	—

Total Assets	2,077	17,219	11,970	933	32,657	1,273	958

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	23	—	—	—	—
Fund shares purchased	—	25	—	1	26	—	—

Total Liabilities	—	25	23	1	26	—	—

NET ASSETS	$2,077	$17,194	$11,947	$932	$32,631	$1,273	$958

Units Outstanding	364	643	1,267	125	2,383	90	76

Accumulation Unit Value	$5.70	$26.74	$9.43	$7.44	$13.69	$14.15	$12.54

Cost of Investments	$1,514	$7,343	$10,792	$885	$37,780	$1,067	$969

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative	Conservative	Moderate	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$2,626	$2,438	$56,003	$64,717	$174,058	$117,822	$46,895
Receivables:
Fund shares redeemed	1	—	9	10	42	200	2

Total Assets	2,627	2,438	56,012	64,727	174,100	118,022	46,897

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	9	10	42	200	2
Other	—	—	6	7	19	13	5

Total Liabilities	1	—	15	17	61	213	7

NET ASSETS	$2,626	$2,438	$55,997	$64,710	$174,039	$117,809	$46,890

Units Outstanding	202	181	5,676	6,744	18,670	12,996	5,335

Accumulation Unit Value	$13.01	$13.44	$9.87	$9.60	$9.32	$9.06	$8.79

Cost of Investments	$2,611	$2,442	$55,966	$65,645	$178,831	$122,780	$49,707

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011
(in thousands, except accumulation unit values)

	Variable Accounts
				Franklin
	Invesco V.I.	AllianceBernstein		Templeton VIP	GE	MFS
	Balanced-Risk	VPS Balanced	BlackRock	Founding Funds	Investments	Total Return	PIMCO Global
	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Series -	Multi-Asset -
	Series II	Class B	V.I. Class III	Class 4	Class 3	Service Class	Advisor Class

ASSETS
Investments in mutual funds, at value	$6,284	$1,807	$18,418	$1,484	$1,225	$34	$2,582
Receivables:
Due from Pacific Life Insurance Company	—	—	3	—	—	—	5
Fund shares redeemed	2	—	—	—	—	—	—

Total Assets	6,286	1,807	18,421	1,484	1,225	34	2,587

LIABILITIES
Due to Pacific Life Insurance Company	2	—	—	—	—	—	—
Fund shares purchased	—	—	3	—	—	—	4
Other	—	—	2	1	—	—	—

Total Liabilities	2	—	5	1	—	—	4

NET ASSETS	$6,284	$1,807	$18,416	$1,483	$1,225	$34	$2,583

Units Outstanding	422	199	1,890	165	95	4	248

Accumulation Unit Value	$14.90	$9.07	$9.75	$8.98	$12.95	$9.51	$10.40

Cost of Investments	$6,163	$1,504	$16,760	$1,076	$1,215	$35	$2,616

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected(1)	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$1,465	$1,427	$3,720	$2,559	$13	$5,237
EXPENSES
Mortality and expense risk fees	291	277	126	449	763	4	1,464

Net Investment Income (Loss)	(291)	1,188	1,301	3,271	1,796	9	3,773

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	18	1,441	(1,155)	497	7,376	(5)	5,134
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	3,873	8	5,149

Realized Gain (Loss)	18	1,441	(1,155)	497	11,249	3	10,283

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(18)	(1,573)	78	(2,735)	(6,831)	(6)	(10,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($291)	$1,056	$224	$1,033	$6,214	$6	$3,680

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$272	$19	$86	$497	$289	$1,638	$—
EXPENSES
Mortality and expense risk fees	196	173	202	226	177	870	66

Net Investment Income (Loss)	76	(154)	(116)	271	112	768	(66)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	20	374	(1,261)	4,567	743	12,213	1,042
Capital gain distributions from affiliated mutual fund investments	—	—	—	231	1,003	—	—

Realized Gain (Loss)	20	374	(1,261)	4,798	1,746	12,213	1,042

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(42)	(675)	1,050	(5,016)	(1,402)	(12,300)	(1,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54	($455)	($327)	$53	$456	$681	($513)

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$694	$—	$1,100	$146	$847	$145	$—
EXPENSES
Mortality and expense risk fees	918	139	410	140	975	340	221

Net Investment Income (Loss)	(224)	(139)	690	6	(128)	(195)	(221)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	5,063	2,181	6,189	68	(666)	3,636	6,913
Capital gain distributions from affiliated mutual fund investments	2,874	2,144	211	2,208	6,764	5,093	1,359

Realized Gain	7,937	4,325	6,400	2,276	6,098	8,729	8,272

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(12,631)	(3,937)	(5,139)	(2,144)	(6,857)	(9,520)	(8,240)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,918)	$249	$1,951	$138	($887)	($986)	($189)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$447	$91	$—	$78	$153	$—	$—
EXPENSES
Mortality and expense risk fees	113	93	161	182	124	66	154

Net Investment Income (Loss)	334	(2)	(161)	(104)	29	(66)	(154)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	2,473	670	1,935	865	989	(87)	2,186
Capital gain distributions from affiliated mutual fund investments	2,747	1,993	1,900	—	1,729	368	539

Realized Gain	5,220	2,663	3,835	865	2,718	281	2,725

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(5,266)	(2,852)	(3,953)	(1,523)	(2,500)	271	(1,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$288	($191)	($279)	($762)	$247	$486	$709

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$517	$873	$418	$3,674	$45	$25
EXPENSES
Mortality and expense risk fees	39	369	347	84	598	18	12

Net Investment Income (Loss)	(39)	148	526	334	3,076	27	13

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	57	12,499	2,460	(53)	(757)	(25)	2
Capital gain distributions from affiliated mutual fund investments	629	—	—	—	—	21	53

Realized Gain (Loss)	686	12,499	2,460	(53)	(757)	(4)	55

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(850)	(18,063)	(4,263)	(300)	(7,867)	(44)	(51)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($203)	($5,416)	($1,277)	($19)	($5,548)	($21)	$17

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative(1)	Conservative(1)	Moderate(1)	Growth(1)	Growth(1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$60	$42	$488	$490	$1,193	$635	$214
EXPENSES
Mortality and expense risk fees	28	29	364	427	1,153	787	314

Net Investment Income (Loss)	32	13	124	63	40	(152)	(100)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	3	(20)	(34)	(310)	(725)	(638)	(284)
Capital gain distributions from affiliated mutual fund investments	45	47	6	—	—	—	—

Realized Gain (Loss)	48	27	(28)	(310)	(725)	(638)	(284)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(103)	(138)	37	(928)	(4,773)	(4,959)	(2,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($23)	($98)	$133	($1,175)	($5,458)	($5,749)	($3,196)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Variable Accounts
				Franklin
	Invesco V.I.	AllianceBernstein		Templeton VIP	GE	MFS
	Balanced-Risk	VPS Balanced	BlackRock	Founding Funds	Investments	Total Return	PIMCO Global
	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Series -	Multi-Asset -
	Series II	Class B	V.I. Class III	Class 4	Class 3	Service Class(1)	Advisor Class

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$1	$57	$438	$—	$19	$—	$43
EXPENSES
Mortality and expense risk fees	20	29	238	22	15	—	29

Net Investment Income (Loss)	(19)	28	200	(22)	4	—	14

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	5	(6)	20	(6)	(—)	(24)
Capital gain distributions from mutual fund investments	48	—	470	—	—	—	23

Realized Gain (Loss)	47	5	464	20	(6)	(—)	(1)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	86	(141)	(1,635)	(47)	(58)	(1)	(108)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114	($108)	($971)	($49)	($60)	($1)	($95)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(2)	The dividend income for the Franklin Templeton VIP Founding Funds Allocation Class 4 and MFS Total Return Series — Service Class Variable Accounts in full dollars was less than $500 for the year or period and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($291)	($349)	$1,188	$750	$1,301	$592
Realized gain (loss)	18	16	1,441	(31)	(1,155)	(1,420)
Change in net unrealized appreciation (depreciation) on investments	(18)	(32)	(1,573)	1,913	78	1,800

Net Increase (Decrease) in Net Assets Resulting from Operations	(291)	(365)	1,056	2,632	224	972

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	421	517	380	551	188	230
Transfers between variable and fixed accounts, net	5,510	4,182	(37,235)	9,538	(13,065)	1,379
Contract charges and deductions	(992)	(583)	(591)	(905)	(238)	(340)
Surrenders	(9,660)	(7,190)	(2,144)	(3,499)	(883)	(1,357)
Other	—	—	3	(3)	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,721)	(3,074)	(39,587)	5,682	(13,997)	(89)

NET INCREASE (DECREASE) IN NET ASSETS	(5,012)	(3,439)	(38,531)	8,314	(13,773)	883

NET ASSETS
Beginning of Year	25,396	28,835	42,174	33,860	16,993	16,110

End of Year	$20,384	$25,396	$3,643	$42,174	$3,220	$16,993

	High Yield Bond		Inflation Managed		Inflation Protected(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,271	$2,802	$1,796	$673	$9
Realized gain (loss)	497	(569)	11,249	907	3
Change in net unrealized appreciation (depreciation) on investments	(2,735)	3,074	(6,831)	5,080	(6)

Net Increase in Net Assets Resulting from Operations	1,033	5,307	6,214	6,660	6

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	377	376	754	1,080	—
Transfers between variable and fixed accounts, net	(14,879)	(3,469)	(53,431)	1,451	493
Contract charges and deductions	(754)	(1,428)	(1,580)	(2,743)	(1)
Surrenders	(3,051)	(4,008)	(6,206)	(8,355)	(4)
Other	1	(2)	8	(—)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(18,306)	(8,531)	(60,455)	(8,567)	488

NET INCREASE (DECREASE) IN NET ASSETS	(17,273)	(3,224)	(54,241)	(1,907)	494

NET ASSETS
Beginning of Year or Period	44,081	47,305	88,857	90,764	—

End of Year or Period	$26,808	$44,081	$34,616	$88,857	$494

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Managed Bond		Short Duration Bond		American Funds Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,773	$3,486	$76	$64	($154)	($239)
Realized gain (loss)	10,283	297	20	(135)	374	(2,529)
Change in net unrealized appreciation (depreciation) on investments	(10,376)	7,023	(42)	636	(675)	5,629

Net Increase (Decrease) in Net Assets Resulting from Operations	3,680	10,806	54	565	(455)	2,861

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,424	1,467	250	329	144	184
Transfers between variable and fixed accounts, net	(64,892)	23,834	(21,118)	4,238	(9,724)	(2,328)
Contract charges and deductions	(3,115)	(3,771)	(381)	(677)	(190)	(377)
Surrenders	(11,731)	(15,630)	(1,559)	(2,459)	(1,650)	(1,571)
Other	10	(—)	2	(—)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(78,304)	5,900	(22,806)	1,431	(11,420)	(4,092)

NET INCREASE (DECREASE) IN NET ASSETS	(74,624)	16,706	(22,752)	1,996	(11,875)	(1,231)

NET ASSETS
Beginning of Year	156,121	139,415	27,659	25,663	19,780	21,011

End of Year	$81,497	$156,121	$4,907	$27,659	$7,905	$19,780

	American Funds Growth-Income		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($116)	($306)	$271	($6)	$112	($38)
Realized gain (loss)	(1,261)	(1,302)	4,798	(256)	1,746	(106)
Change in net unrealized appreciation (depreciation) on investments	1,050	3,849	(5,016)	4,305	(1,402)	1,604

Net Increase (Decrease) in Net Assets Resulting from Operations	(327)	2,241	53	4,043	456	1,460

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	180	312	226	385	143	153
Transfers between variable and fixed accounts, net	(13,778)	(3,029)	(25,125)	(1,540)	(10,672)	7,444
Contract charges and deductions	(309)	(708)	(370)	(558)	(380)	(301)
Surrenders	(1,851)	(2,014)	(1,895)	(2,563)	(2,207)	(1,393)
Other	1	1	2	—	2	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,757)	(5,438)	(27,162)	(4,276)	(13,114)	5,903

NET INCREASE (DECREASE) IN NET ASSETS	(16,084)	(3,197)	(27,109)	(233)	(12,658)	7,363

NET ASSETS
Beginning of Year	24,244	27,441	31,777	32,010	20,688	13,325

End of Year	$8,160	$24,244	$4,668	$31,777	$8,030	$20,688

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Equity Index		Focused 30		Growth LT
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$768	$506	($66)	($98)	($224)	($143)
Realized gain	12,213	8,316	1,042	1,441	7,937	2,533
Change in net unrealized appreciation (depreciation) on investments	(12,300)	2,693	(1,489)	(824)	(12,631)	5,498

Net Increase (Decrease) in Net Assets Resulting from Operations	681	11,515	(513)	519	(4,918)	7,888

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	586	779	45	46	517	530
Transfers between variable and fixed accounts, net	(24,122)	(21,061)	(1,609)	(3,355)	(15,614)	(3,833)
Contract charges and deductions	(2,051)	(1,967)	(86)	(148)	(1,501)	(1,777)
Surrenders	(7,079)	(7,268)	(495)	(733)	(6,670)	(7,129)
Other	4	7	(—)	1	6	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(32,662)	(29,510)	(2,145)	(4,189)	(23,262)	(12,210)

NET DECREASE IN NET ASSETS	(31,981)	(17,995)	(2,658)	(3,670)	(28,180)	(4,322)

NET ASSETS
Beginning of Year	85,470	103,465	6,532	10,202	86,901	91,223

End of Year	$53,489	$85,470	$3,874	$6,532	$58,721	$86,901

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($139)	($229)	$690	$122	$6	($85)
Realized gain (loss)	4,325	(818)	6,400	(310)	2,276	(638)
Change in net unrealized appreciation (depreciation) on investments	(3,937)	3,317	(5,139)	4,025	(2,144)	2,898

Net Increase in Net Assets Resulting from Operations	249	2,270	1,951	3,837	138	2,175

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	150	223	455	671	206	279
Transfers between variable and fixed accounts, net	(14,903)	(777)	(35,844)	(3,481)	(19,232)	983
Contract charges and deductions	(228)	(441)	(819)	(1,140)	(237)	(371)
Surrenders	(1,093)	(1,590)	(3,241)	(4,450)	(1,110)	(1,720)
Other	—	(—)	(—)	(—)	1	(—)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(16,074)	(2,585)	(39,449)	(8,400)	(20,372)	(829)

NET INCREASE (DECREASE) IN NET ASSETS	(15,825)	(315)	(37,498)	(4,563)	(20,234)	1,346

NET ASSETS
Beginning of Year	19,140	19,455	51,138	55,701	21,424	20,078

End of Year	$3,315	$19,140	$13,640	$51,138	$1,190	$21,424

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($128)	($137)	($195)	($127)	($221)	($225)
Realized gain	6,098	87	8,729	1,385	8,272	1,166
Change in net unrealized appreciation (depreciation) on investments	(6,857)	9,899	(9,520)	6,481	(8,240)	4,930

Net Increase (Decrease) in Net Assets Resulting from Operations	(887)	9,849	(986)	7,739	(189)	5,871

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	577	549	264	369	234	261
Transfers between variable and fixed accounts, net	(14,345)	23,697	(21,353)	(3,914)	(14,295)	(32)
Contract charges and deductions	(2,630)	(1,946)	(439)	(831)	(287)	(323)
Surrenders	(7,504)	(5,832)	(2,691)	(3,865)	(1,700)	(1,926)
Other	1	1	—	2	1	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,901)	16,469	(24,219)	(8,239)	(16,047)	(2,020)

NET INCREASE (DECREASE) IN NET ASSETS	(24,788)	26,318	(25,205)	(500)	(16,236)	3,851

NET ASSETS
Beginning of Year	90,990	64,672	40,131	40,631	25,336	21,485

End of Year	$66,202	$90,990	$14,926	$40,131	$9,100	$25,336

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$334	($37)	($2)	($62)	($161)	($196)
Realized gain (loss)	5,220	270	2,663	(113)	3,835	771
Change in net unrealized appreciation (depreciation) on investments	(5,266)	2,702	(2,852)	2,122	(3,953)	2,776

Net Increase (Decrease) in Net Assets Resulting from Operations	288	2,935	(191)	1,947	(279)	3,351

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	133	206	107	163	85	155
Transfers between variable and fixed accounts, net	(15,172)	(1,306)	(11,334)	2,356	(6,567)	(1,142)
Contract charges and deductions	(197)	(273)	(115)	(283)	(224)	(286)
Surrenders	(911)	(1,433)	(652)	(1,074)	(1,308)	(1,564)
Other	—	(—)	1	(1)	(—)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(16,147)	(2,806)	(11,993)	1,161	(8,014)	(2,838)

NET INCREASE (DECREASE) IN NET ASSETS	(15,859)	129	(12,184)	3,108	(8,293)	513

NET ASSETS
Beginning of Year	16,562	16,433	13,548	10,440	16,919	16,406

End of Year	$703	$16,562	$1,364	$13,548	$8,626	$16,919

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Small-Cap Index		Small-Cap Value		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($104)	($56)	$29	$104	($66)	($49)
Realized gain	865	346	2,718	562	281	105
Change in net unrealized appreciation (depreciation) on investments	(1,523)	2,944	(2,500)	2,090	271	678

Net Increase (Decrease) in Net Assets Resulting from Operations	(762)	3,234	247	2,756	486	734

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	133	323	121	124	31	22
Transfers between variable and fixed accounts, net	(2,146)	(191)	(7,605)	118	353	1,133
Contract charges and deductions	(192)	(282)	(129)	(196)	(68)	(90)
Surrenders	(1,729)	(1,185)	(927)	(1,401)	(449)	(263)
Other	1	(1)	(—)	(1)	(—)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,933)	(1,336)	(8,540)	(1,356)	(133)	802

NET INCREASE (DECREASE) IN NET ASSETS	(4,695)	1,898	(8,293)	1,400	353	1,536

NET ASSETS
Beginning of Year	16,621	14,723	14,311	12,911	5,194	3,658

End of Year	$11,926	$16,621	$6,018	$14,311	$5,547	$5,194

	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($154)	$10	($39)	($41)	$148	($60)
Realized gain	2,725	541	686	182	12,499	2,819
Change in net unrealized appreciation (depreciation) on investments	(1,862)	3,010	(850)	440	(18,063)	5,995

Net Increase (Decrease) in Net Assets Resulting from Operations	709	3,561	(203)	581	(5,416)	8,754

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	98	130	37	14	209	288
Transfers between variable and fixed accounts, net	(6,232)	(1,057)	(879)	(423)	(18,638)	(2,564)
Contract charges and deductions	(278)	(339)	(103)	(38)	(640)	(647)
Surrenders	(979)	(1,586)	(260)	(282)	(2,659)	(3,243)
Other	(—)	—	(1)	(—)	2	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(7,391)	(2,852)	(1,206)	(729)	(21,726)	(6,165)

NET INCREASE (DECREASE) IN NET ASSETS	(6,682)	709	(1,409)	(148)	(27,142)	2,589

NET ASSETS
Beginning of Year	15,123	14,414	3,486	3,634	44,336	41,747

End of Year	$8,441	$15,123	$2,077	$3,486	$17,194	$44,336

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$526	($76)	$334	$155	$3,076	$841
Realized gain (loss)	2,460	(1,065)	(53)	(987)	(757)	(1,508)
Change in net unrealized appreciation (depreciation) on investments	(4,263)	4,476	(300)	3,340	(7,867)	1,041

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,277)	3,335	(19)	2,508	(5,548)	374

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	307	485	89	152	450	571
Transfers between variable and fixed accounts, net	(26,115)	(2,759)	(11,338)	(154)	(16,173)	(5,844)
Contract charges and deductions	(521)	(875)	(123)	(230)	(957)	(1,171)
Surrenders	(2,759)	(3,846)	(641)	(1,020)	(4,821)	(4,844)
Other	1	1	1	—	2	(3)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(29,087)	(6,994)	(12,012)	(1,252)	(21,499)	(11,291)

NET INCREASE (DECREASE) IN NET ASSETS	(30,364)	(3,659)	(12,031)	1,256	(27,047)	(10,917)

NET ASSETS
Beginning of Year	42,311	45,970	12,963	11,707	59,678	70,595

End of Year	$11,947	$42,311	$932	$12,963	$32,631	$59,678

	American Funds		Pacific Dynamix -		Pacific Dynamix -
	Asset Allocation		Conservative Growth		Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$27	($13)	$13	$9	$32	$11
Realized gain (loss)	(4)	(1)	55	18	48	22
Change in net unrealized appreciation (depreciation) on investments	(44)	132	(51)	36	(103)	113

Net Increase (Decrease) in Net Assets Resulting from Operations	(21)	118	17	63	(23)	146

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2	2	33	20	570	54
Transfers between variable and fixed accounts, net	115	313	40	543	847	1,303
Contract charges and deductions	(25)	(46)	(2)	(1)	(4)	(3)
Surrenders	(73)	(26)	(82)	(42)	(693)	(137)
Other	(—)	(—)	(1)	(—)	16	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	19	243	(12)	520	736	1,217

NET INCREASE (DECREASE) IN NET ASSETS	(2)	361	5	583	713	1,363

NET ASSETS
Beginning of Year	1,275	914	953	370	1,913	550

End of Year	$1,273	$1,275	$958	$953	$2,626	$1,913

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2011(1)	2010	2011(1)	2011(1)
	Pacific Dynamix -		Portfolio Optimization	Portfolio Optimization
	Growth		Conservative(1)	Moderate-Conservative(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13	$6	$124	$63
Realized gain (loss)	27	31	(28)	(310)
Change in net unrealized appreciation (depreciation) on investments	(138)	94	37	(928)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98)	131	133	(1,175)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	43	2	295	196
Transfers between variable and fixed accounts, net	1,126	1,257	57,578	68,863
Contract charges and deductions	(6)	(3)	(334)	(580)
Surrenders	(264)	(87)	(1,669)	(2,588)
Other	(1)	(—)	(6)	(6)

Net Increase in Net Assets Derived from Contract Owner Transactions	898	1,169	55,864	65,885

NET INCREASE IN NET ASSETS	800	1,300	55,997	64,710

NET ASSETS
Beginning of Year or Period	1,638	338	—	—

End of Year or Period	$2,438	$1,638	$55,997	$64,710

	Portfolio Optimization		Portfolio Optimization	Portfolio Optimization
	Moderate(1)		Growth(1)	Aggressive-Growth(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$40		($152)	($100)
Realized loss	(725)		(638)	(284)
Change in net unrealized depreciation on investments	(4,773)		(4,959)	(2,812)

Net Decrease in Net Assets Resulting from Operations	(5,458)		(5,749)	(3,196)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,536		1,083	153
Transfers between variable and fixed accounts, net	188,812		129,773	52,945
Contract charges and deductions	(1,724)		(1,757)	(228)
Surrenders	(9,108)		(5,528)	(2,777)
Other	(19)		(13)	(7)

Net Increase in Net Assets Derived from Contract Owner Transactions	179,497		123,558	50,086

NET INCREASE IN NET ASSETS	174,039		117,809	46,890

NET ASSETS
Beginning of Period	—		—	—

End of Period	$174,039		$117,809	$46,890

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Invesco V.I. Balanced-Risk		AllianceBernstein VPS Balanced		BlackRock Global Allocation
	Allocation Series II		Wealth Strategy Class B		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($19)	($2)	$28	$33	$200	($20)
Realized gain (loss)	47	(4)	5	(35)	464	—
Change in net unrealized appreciation (depreciation) on investments	86	25	(141)	197	(1,635)	1,510

Net Increase (Decrease) in Net Assets Resulting from Operations	114	19	(108)	195	(971)	1,490

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	62	5	1	31	174	185
Transfers between variable and fixed accounts, net	5,940	34	(367)	91	2,527	1,484
Contract charges and deductions	(10)	(1)	(16)	(125)	(505)	(242)
Surrenders	(88)	(7)	(361)	(130)	(2,260)	(976)
Other	(—)	(—)	—	—	(1)	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,904	31	(743)	(133)	(65)	451

NET INCREASE (DECREASE) IN NET ASSETS	6,018	50	(851)	62	(1,036)	1,941

NET ASSETS
Beginning of Year	266	216	2,658	2,596	19,452	17,511

End of Year	$6,284	$266	$1,807	$2,658	$18,416	$19,452

	Franklin Templeton VIP Founding		GE Investments Total		MFS Total Return
	Funds Allocation Class 4		Return Class 3		Series - Service Class(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($22)	$16	$4	$6	$—
Realized gain (loss)	20	(13)	(6)	(6)	(—)
Change in net unrealized appreciation (depreciation) on investments	(47)	138	(58)	67	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	(49)	141	(60)	67	(1)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4	39	12	—	—
Transfers between variable and fixed accounts, net	45	63	266	770	35
Contract charges and deductions	(16)	(33)	(20)	(1)	(—)
Surrenders	(309)	(92)	(32)	(37)	(—)
Other	(1)	—	(—)	(—)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(277)	(23)	226	732	34

NET INCREASE (DECREASE) IN NET ASSETS	(326)	118	166	799	34

NET ASSETS
Beginning of Year or Period	1,809	1,691	1,059	260	—

End of Year or Period	$1,483	$1,809	$1,225	$1,059	$34

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Account
	Year Ended	Period Ended
	December 31,	December 31,
	2011	2010
	PIMCO Global
	Multi-Asset - Advisor Class(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$14	$24
Realized gain (loss)	(1)	3
Change in net unrealized appreciation (depreciation) on investments	(108)	75

Net Increase (Decrease) in Net Assets Resulting from Operations	(95)	102

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12	—
Transfers between variable and fixed accounts, net	1,282	1,494
Contract charges and deductions	(19)	(15)
Surrenders	(133)	(45)
Other	(—)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	1,142	1,434

NET INCREASE IN NET ASSETS	1,047	1,536

NET ASSETS
Beginning of Year or Period	1,536	—

End of Year or Period	$2,583	$1,536

(1)	Operations commenced on May 12, 2010.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNTM
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
		Units	Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s) (1)	(in $000’s) (1)	Ratio (2)	Ratio (3)	Return (4)

Cash Management
2011	$15.63	1,305	$20,384	0.00%	1.25%	(1.24%)
2010	15.82	1,605	25,396	0.01%	1.25%	(1.29%)
2009	16.03	1,799	28,835	0.23%	1.25%	(1.07%)
2008	16.20	3,663	59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%

Diversified Bond
2011	$11.97	304	$3,643	6.64%	1.25%	4.63%
2010	11.44	3,686	42,174	3.08%	1.25%	6.70%
2009	10.72	3,158	33,860	3.55%	1.25%	12.72%
2008	9.51	3,278	31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%

Floating Rate Loan
2011	$8.95	360	$3,220	14.14%	1.25%	1.23%
2010	8.84	1,922	16,993	4.75%	1.25%	5.94%
2009	8.34	1,931	16,110	4.68%	1.25%	22.76%
2008	6.80	1,721	11,698	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

High Yield Bond
2011	$36.46	735	$26,808	10.35%	1.25%	2.14%
2010	35.69	1,235	44,081	7.60%	1.25%	13.10%
2009	31.56	1,499	47,305	8.04%	1.25%	38.14%
2008	22.85	1,379	31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%

Inflation Managed
2011	$37.22	930	$34,616	4.20%	1.25%	10.47%
2010	33.69	2,637	88,857	1.98%	1.25%	7.43%
2009	31.36	2,894	90,764	3.98%	1.25%	19.30%
2008	26.29	3,358	88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%

Inflation Protected (5)
06/28/2011 - 12/31/2011	$10.72	46	$494	4.03%	1.25%	6.78%

Managed Bond
2011	$37.81	2,155	$81,497	4.47%	1.25%	2.55%
2010	36.87	4,235	156,121	3.55%	1.25%	7.61%
2009	34.26	4,069	139,415	6.63%	1.25%	19.51%
2008	28.67	4,581	131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%

Short Duration Bond
2011	$10.91	450	$4,907	1.73%	1.25%	(0.38%)
2010	10.95	2,525	27,659	1.48%	1.25%	2.12%
2009	10.73	2,393	25,663	2.93%	1.25%	7.31%
2008	10.00	2,810	28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%

American Funds Growth
2011	$11.83	668	$7,905	0.13%	1.25%	(5.84%)
2010 (6)	12.56	1,574	19,780	0.00%	1.25%	16.79%
2009	10.76	1,953	21,011	0.11%	1.25%	37.14%
2008	7.84	3,216	25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%

American Funds Growth-Income
2011	$10.67	765	$8,160	0.53%	1.25%	(3.45%)
2010 (6)	11.05	2,194	24,244	0.00%	1.25%	9.65%
2009	10.08	2,723	27,441	1.18%	1.25%	29.11%
2008	7.81	3,136	24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%

Comstock
2011	$9.93	470	$4,668	2.75%	1.25%	(3.32%)
2010	10.27	3,093	31,777	1.23%	1.25%	13.99%
2009	9.01	3,552	32,010	1.41%	1.25%	27.08%
2008	7.09	3,636	25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)

Dividend Growth
2011	$11.35	707	$8,030	2.05%	1.25%	1.99%
2010	11.13	1,858	20,688	1.03%	1.25%	9.40%
2009	10.18	1,309	13,325	1.39%	1.25%	30.76%
2008	7.78	2,384	18,556	0.94%	1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)

See Notes to Financial Statements	See explanation of references on page H-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Units	Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s) (1)	(in $000’s) (1)	Ratio (2)	Ratio (3)	Return (4)

Equity Index
2011	$37.58	1,423	$53,489	2.35%	1.25%	0.56%
2010	37.37	2,287	85,470	1.82%	1.25%	13.38%
2009	32.96	3,139	103,465	1.78%	1.25%	24.79%
2008	26.41	2,917	77,034	1.83%	1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%

Focused 30
2011	$10.67	363	$3,874	0.00%	1.25%	(10.82%)
2010	11.97	546	6,532	0.00%	1.25%	8.98%
2009	10.98	929	10,202	0.00%	1.25%	48.56%
2008	7.39	1,499	11,079	0.05%	1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%

Growth LT
2011	$34.02	1,726	$58,721	0.94%	1.25%	(7.22%)
2010	36.67	2,370	86,901	1.08%	1.25%	9.86%
2009	33.38	2,733	91,223	1.06%	1.25%	35.58%
2008	24.62	3,140	77,296	0.48%	1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%

Large-Cap Growth
2011	$6.69	496	$3,315	0.00%	1.25%	(0.19%)
2010	6.70	2,857	19,140	0.00%	1.25%	13.11%
2009	5.92	3,284	19,455	0.07%	1.25%	38.75%
2008	4.27	2,073	8,849	0.00%	1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%

Large-Cap Value
2011	$13.86	984	$13,640	3.36%	1.25%	3.42%
2010	13.41	3,814	51,138	1.49%	1.25%	7.73%
2009	12.44	4,476	55,701	2.07%	1.25%	21.60%
2008	10.23	4,201	42,996	1.63%	1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%

Long/Short Large-Cap
2011	$8.79	135	$1,190	1.31%	1.25%	(3.81%)
2010	9.14	2,344	21,424	0.83%	1.25%	10.83%
2009	8.25	2,435	20,078	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,696	11,101	0.88%	1.25%	(34.54%)

Main Street Core
2011	$32.26	2,052	$66,202	1.08%	1.25%	(0.77%)
2010	32.51	2,799	90,990	1.04%	1.25%	14.70%
2009	28.34	2,282	64,672	1.44%	1.25%	27.75%
2008	22.19	2,955	65,564	1.26%	1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%

Mid-Cap Equity
2011	$21.32	700	$14,926	0.53%	1.25%	(6.57%)
2010	22.82	1,758	40,131	0.92%	1.25%	21.96%
2009	18.71	2,171	40,631	0.98%	1.25%	37.92%
2008	13.57	3,969	53,851	1.45%	1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)

Mid-Cap Growth
2011	$9.49	959	$9,100	0.00%	1.25%	(8.95%)
2010	10.42	2,431	25,336	0.19%	1.25%	31.66%
2009	7.91	2,715	21,485	0.35%	1.25%	57.35%
2008	5.03	2,455	12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%

Mid-Cap Value
2011	$14.63	48	$703	4.98%	1.25%	(6.86%)
2010	15.71	1,054	16,562	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,252	16,433	1.00%	1.25%	31.26%

Small-Cap Equity
2011	$14.91	91	$1,364	1.24%	1.25%	(4.58%)
2010	15.63	867	13,548	0.73%	1.25%	18.62%
2009	13.18	792	10,440	0.69%	1.25%	28.60%
2008	10.25	955	9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%

Small-Cap Growth
2011	$12.15	710	$8,626	0.00%	1.25%	(4.30%)
2010	12.69	1,333	16,919	0.00%	1.25%	24.45%
2009	10.20	1,609	16,406	0.00%	1.25%	45.61%
2008	7.00	1,998	13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%

See Notes to Financial Statements	See explanation of references on page H-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Units	Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s) (1)	(in $000’s) (1)	Ratio (2)	Ratio (3)	Return (4)

Small-Cap Index
2011	$16.39	728	$11,926	0.54%	1.25%	(5.69%)
2010	17.38	956	16,621	0.87%	1.25%	24.85%
2009	13.92	1,058	14,723	1.14%	1.25%	26.60%
2008	11.00	1,323	14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)

Small-Cap Value
2011	$23.28	258	$6,018	1.54%	1.25%	1.04%
2010	23.04	621	14,311	2.08%	1.25%	23.78%
2009	18.61	694	12,911	2.41%	1.25%	25.60%
2008	14.82	838	12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%

Health Sciences
2011	$15.54	357	$5,547	0.00%	1.25%	10.55%
2010	14.05	370	5,194	0.00%	1.25%	21.81%
2009	11.54	317	3,658	0.12%	1.25%	25.65%
2008	9.18	363	3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%

Real Estate
2011	$34.27	246	$8,441	0.00%	1.25%	4.81%
2010	32.70	462	15,123	1.32%	1.25%	28.92%
2009	25.36	568	14,414	2.06%	1.25%	30.63%
2008	19.42	650	12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)

Technology
2011	$5.70	364	$2,077	0.00%	1.25%	(6.08%)
2010	6.07	575	3,486	0.00%	1.25%	20.00%
2009	5.06	719	3,634	0.00%	1.25%	50.68%
2008	3.36	451	1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%

Emerging Markets
2011	$26.74	643	$17,194	1.75%	1.25%	(18.98%)
2010	33.01	1,343	44,336	1.10%	1.25%	25.44%
2009	26.32	1,586	41,747	0.88%	1.25%	82.50%
2008	14.42	1,943	28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%

International Large-Cap
2011	$9.43	1,267	$11,947	3.15%	1.25%	(11.23%)
2010	10.63	3,982	42,311	1.07%	1.25%	9.01%
2009	9.75	4,716	45,970	1.53%	1.25%	31.95%
2008	7.39	6,010	44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%

International Small-Cap
2011	$7.44	125	$932	6.23%	1.25%	(13.35%)
2010	8.58	1,510	12,963	2.59%	1.25%	23.31%
2009	6.96	1,682	11,707	1.38%	1.25%	28.66%
2008	5.41	1,759	9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%

International Value
2011	$13.69	2,383	$32,631	7.68%	1.25%	(13.99%)
2010	15.92	3,749	59,678	2.61%	1.25%	1.31%
2009	15.71	4,493	70,595	2.09%	1.25%	26.41%
2008	12.43	5,942	73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%

American Funds Asset Allocation
2011	$14.15	90	$1,273	3.18%	1.25%	(0.33%)
2010	14.20	90	1,275	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71	914	2.64%	1.25%	25.86%

Pacific Dynamix - Conservative Growth
2011	$12.54	76	$958	2.57%	1.25%	1.64%
2010	12.34	77	953	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	33	370	4.97%	1.25%	12.67%

Pacific Dynamix - Moderate Growth
2011	$13.01	202	$2,626	2.66%	1.25%	(0.77%)
2010	13.11	146	1,913	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46	550	4.63%	1.25%	7.39%

Pacific Dynamix - Growth
2011	$13.44	181	$2,438	1.80%	1.25%	(3.06%)
2010	13.86	118	1,638	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27	338	1.32%	1.25%	20.04%

Portfolio Optimization Conservative (5)
05/05/2011 - 12/31/2011	$9.87	5,676	$55,997	1.66%	1.25%	(0.92%)

Portfolio Optimization Moderate- Conservative (5)
05/03/2011 - 12/31/2011	$9.60	6,744	$64,710	1.42%	1.25%	(3.85%)

See Notes to Financial Statements	See explanation of references on page H-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Units	Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s) (1)	(in $000’s) (1)	Ratio (2)	Ratio (3)	Return (4)

Portfolio Optimization Moderate (5)
05/03/2011 - 12/31/2011	$9.32	18,670	$174,039	1.28%	1.25%	(6.46%)

Portfolio Optimization Growth (5)
05/12/2011 - 12/31/2011	$9.06	12,996	$117,809	1.00%	1.25%	(8.24%)

Portfolio Optimization Aggressive-Growth (5)
06/24/2011 - 12/31/2011	$8.79	5,335	$46,890	0.85%	1.25%	(5.93%)

Invesco V.I. Balanced-Risk Allocation Series II
2011	$14.90	422	$6,284	0.06%	1.25%	9.24%
2010	13.63	19	266	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17	216	4.54%	1.25%	25.09%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2011	$9.07	199	$1,807	2.43%	1.25%	(4.26%)
2010	9.47	281	2,658	2.57%	1.25%	8.93%
2009	8.70	298	2,596	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	210	1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation V.I. Class III
2011	$9.75	1,890	$18,416	2.29%	1.25%	(4.83%)
2010	10.24	1,899	19,452	1.14%	1.25%	8.40%
2009	9.45	1,854	17,511	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	835	6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4
2011	$8.98	165	$1,483	0.02%	1.25%	(2.89%)
2010	9.24	196	1,809	2.14%	1.25%	8.87%
2009	8.49	199	1,691	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109	723	3.04%	1.25%	(34.26%)

GE Investments Total Return Class 3
2011	$12.95	95	$1,225	1.59%	1.25%	(4.30%)
2010	13.53	78	1,059	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	21	260	3.64%	1.25%	28.72%

MFS Total Return Series - Service Class (5)
05/09/2011 - 12/31/2011	$9.51	4	$34	3.66%	1.25%	(4.45%)

PIMCO Global Multi-Asset - Advisor Class
2011	$10.40	248	$2,583	1.86%	1.25%	(3.02%)
05/12/2010 - 12/31/2010	10.73	143	1,536	5.78%	1.25%	9.10%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(6)	Investment income ratio represents less than 0.005%.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of forty-nine subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS Variable Insurance Trust, and PIMCO Variable Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section G of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following seven new Variable Accounts, all of which commenced operations during 2011:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Inflation Protected	June 28, 2011	Portfolio Optimization Growth	May 12, 2011
Portfolio Optimization Conservative	May 5, 2011	Portfolio Optimization Aggressive - Growth	June 24, 2011
Portfolio Optimization Moderate-Conservative	May 3, 2011	MFS Total Return Series - Service Class	May 9, 2011
Portfolio Optimization Moderate	May 3, 2011
     Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”), significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     Invesco V.I. Balanced-Risk Allocation Series II Variable Account and Invesco V.I. Balanced-Risk Allocation Fund Series II were formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II Variable Account and Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund Series II, respectively.
     The net assets of the Invesco V.I. Global Multi-Asset Fund Series II, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco Balanced-Risk Allocation Fund Series II, the underlying portfolio for the Invesco Balanced-Risk Allocation Series II Variable Account (the “2011 Reorganization”). The 2011 Reorganization took place on April 29, 2011. In connection with the 2011 Reorganization, a total of 30,411 outstanding accumulation units (valued at $449,400) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 31,949 accumulation units with equal value of the Invesco Balanced-Risk Allocation Series II Variable Account.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “2010 Reorganization”). The 2010 Reorganization took place on October 29, 2010. In connection with the 2010 Reorganization, a total of 1,012,257 outstanding accumulation units (valued at $16,312,768) of the Equity Variable Account were exchanged for 528,131 accumulation units with equal value of the Main Street Core Variable Account, and a total of 903,099 outstanding accumulation units (valued at $23,547,665) of the Multi-Strategy Variable Account were exchanged for 419,299 accumulation units (valued at $12,951,216) of the Main Street Core Variable Account and 280,520 accumulation units (valued at $10,596,449) of the Managed Bond Variable Account.
     Transfers of units related to the 2010 Reorganization and the 2011 Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
A.	Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.
     Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Variable Accounts also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.96% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2011, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$18,969	$23,982
Diversified Bond	4,493	42,897
Floating Rate Loan	4,098	16,796
High Yield Bond	9,359	24,396
Inflation Managed	10,902	65,695
Inflation Protected (1)	2,530	2,024
Managed Bond	16,007	85,396
Short Duration Bond	1,957	24,690
American Funds Growth	1,281	12,856
American Funds Growth-Income	473	16,347
Comstock	1,397	28,060
Dividend Growth	2,549	14,549
Equity Index	1,853	33,750
Focused 30	325	2,536

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Growth LT	$3,759	$24,373
Large-Cap Growth	5,218	19,287
Large-Cap Value	4,062	42,614
Long/Short Large-Cap	3,035	21,194
Main Street Core	7,925	25,192
Mid-Cap Equity	6,221	25,545
Mid-Cap Growth	5,270	20,182
Mid-Cap Value	5,111	18,178
Small-Cap Equity	3,187	13,190
Small-Cap Growth	4,293	10,569
Small-Cap Index	404	4,441
Small-Cap Value	3,228	10,011
Health Sciences	2,982	2,814
Real Estate	2,469	9,476
Technology	2,115	2,732
Emerging Markets	2,351	23,931
International Large-Cap	2,076	30,639
International Small-Cap	1,187	12,866
International Value	5,274	23,698
American Funds Asset Allocation	486	419
Pacific Dynamix — Conservative Growth	297	242
Pacific Dynamix — Moderate Growth	1,599	786
Pacific Dynamix — Growth	1,310	352
Portfolio Optimization Conservative (1)	66,984	10,985
Portfolio Optimization Moderate-Conservative (1)	80,359	14,404
Portfolio Optimization Moderate (1)	210,145	30,589
Portfolio Optimization Growth (1)	136,908	13,490
Portfolio Optimization Aggressive-Growth (1)	55,920	5,929
Invesco V.I. Balanced-Risk Allocation Series II	8,001	2,067
AllianceBernstein VPS Balanced Wealth Strategy Class B	81	797
BlackRock Global Allocation V.I. Class III	6,761	6,156
Franklin Templeton VIP Founding Funds Allocation Class 4	181	479
GE Investments Total Return Class 3	429	199
MFS Total Return Series — Service Class (1)	36	—
PIMCO Global Multi-Asset — Advisor Class	2,134	956

(1)	Operations commenced during 2011 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the year or period ended December 31, 2011 and 2010 were as follows (amounts in thousands):

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease) (1)	Issued	Redeemed	(Decrease)
Cash Management	1,510	(1,810)	(300)	1,753	(1,947)	(194)
Diversified Bond	439	(3,821)	(3,382)	1,685	(1,157)	528
Floating Rate Loan	366	(1,928)	(1,562)	664	(673)	(9)
High Yield Bond	272	(772)	(500)	360	(624)	(264)
Inflation Managed	266	(1,973)	(1,707)	420	(677)	(257)
Inflation Protected (2)	243	(197)	46
Managed Bond	417	(2,497)	(2,080)	1,305	(1,139)	166
Short Duration Bond	281	(2,356)	(2,075)	1,019	(887)	132
American Funds Growth	180	(1,086)	(906)	315	(694)	(379)
American Funds Growth-Income	101	(1,530)	(1,429)	305	(834)	(529)
Comstock	151	(2,774)	(2,623)	352	(811)	(459)
Dividend Growth	160	(1,311)	(1,151)	890	(341)	549
Equity Index	50	(914)	(864)	131	(983)	(852)
Focused 30	49	(232)	(183)	184	(567)	(383)
Growth LT	52	(696)	(644)	93	(456)	(363)
Large-Cap Growth	551	(2,912)	(2,361)	446	(873)	(427)
Large-Cap Value	352	(3,182)	(2,830)	435	(1,097)	(662)
Long/Short Large-Cap	136	(2,345)	(2,209)	487	(578)	(91)
Main Street Core	61	(808)	(747)	1,027	(510)	517
Mid-Cap Equity	98	(1,156)	(1,058)	204	(617)	(413)
Mid-Cap Growth	550	(2,022)	(1,472)	862	(1,146)	(284)
Mid-Cap Value	158	(1,164)	(1,006)	281	(479)	(198)
Small-Cap Equity	105	(881)	(776)	375	(300)	75
Small-Cap Growth	271	(894)	(623)	395	(671)	(276)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease) (1)	Issued	Redeemed	(Decrease)
Small-Cap Index	42	(270)	(228)	179	(281)	(102)
Small-Cap Value	87	(450)	(363)	269	(342)	(73)
Health Sciences	204	(217)	(13)	184	(131)	53
Real Estate	80	(296)	(216)	162	(268)	(106)
Technology	305	(516)	(211)	328	(472)	(144)
Emerging Markets	142	(842)	(700)	316	(559)	(243)
International Large-Cap	270	(2,985)	(2,715)	521	(1,255)	(734)
International Small-Cap	130	(1,515)	(1,385)	333	(505)	(172)
International Value	247	(1,613)	(1,366)	364	(1,108)	(744)
American Funds Asset Allocation	31	(31)	—	39	(20)	19
Pacific Dynamix — Conservative Growth	18	(19)	(1)	52	(8)	44
Pacific Dynamix — Moderate Growth	114	(58)	56	126	(26)	100
Pacific Dynamix — Growth	89	(26)	63	108	(17)	91
Portfolio Optimization Conservative (2)	6,890	(1,214)	5,676
Portfolio Optimization Moderate-Conservative (2)	8,440	(1,696)	6,744
Portfolio Optimization Moderate (2)	22,129	(3,459)	18,670
Portfolio Optimization Growth (2)	14,585	(1,589)	12,996
Portfolio Optimization Aggressive-Growth (2)	5,983	(648)	5,335
Invesco V.I. Balanced-Risk Allocation Series II	486	(83)	403	14	(12)	2
AllianceBernstein VPS Balanced Wealth Strategy Class B	3	(85)	(82)	91	(108)	(17)
BlackRock Global Allocation V.I. Class III	646	(655)	(9)	484	(439)	45
Franklin Templeton VIP Founding Funds Allocation Class 4	21	(52)	(31)	33	(36)	(3)
GE Investments Total Return Class 3	31	(14)	17	73	(16)	57
MFS Total Return Series — Service Class (2)	4	—	4
PIMCO Global Multi-Asset — Advisor Class (3)	208	(103)	105	151	(8)	143

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).

(2)	Operations commenced during 2011 (See Note 1).

(3)	Operations commenced on May 12, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II (formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II), AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, GE Investments Total Return Class 3, MFS Total Return Series — Service Class, and PIMCO Global Multi-Asset — Advisor Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2011, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2012

J-1

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Reports
as of December 31, 2011

•	Pacific Select Fund

•	Pacific Select Variable Annuity
 Separate Account of
 Pacific Life Insurance Company

Form No. 302-12A